Supplementary Financial Information (Schedule Of Trade Accounts And Other Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Gross trade accounts and other receivables	$ 750	$ 767
Allowance for uncollectible accounts	(12)	(7)
Trade accounts receivable—net	$ 738	$ 760